UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      King Street Capital Management, L.P.
           --------------------------------------------------
Address:   65 East 55th Street, 30th Floor
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:      028-10356
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian J. Higgins
           ------------------------------------------------------------
Title: Managing Member, King Street Capital Management GP, L.L.C., the General Partner of King Street Capital Management, L.P.
           ------------------------------------------------------------
Phone:     (212) 812-3100
           ------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Brian J. Higgins          New York, New York            August 14, 2009
------------------------   ------------------------        ------------------
       [Signature]               [City, State]                   [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Report Summary:


Number of Other Included Managers:             4
                                               -------------

Form 13F Information Table Entry Total:        32
                                               -------------

Form 13F Information Table Value Total:        $ 155,057
                                               -------------
                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number    Name

1   028-13287               KING STREET CAPITAL MASTER FUND, LTD.

2   028-10355               BRIAN J. HIGGINS

3   028-10357               O. FRANCIS BIONDI, JR.

4   028-10701               KING STREET CAPITAL, L.P.


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            COLUMN 1            COLUMN 2       COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
                                                          VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER       TITLE OF CLASS     CUSIP   (X$1000)   PRN AMT  PRN CALL DISCRETION MANAGER  SOLE  SHARED    NONE
ARVINMERITOR INC              NOTE 4.000% 2/1  043353AH4      687  1,750,000 PRN        DEFINED    1,2,3       1,750,000
ARVINMERITOR INC              NOTE 4.000% 2/1  043353AH4      294    750,000 PRN        DEFINED    2,3,4         750,000
CIENA CORP                    NOTE 0.875% 6/1  171779AE1   14,600 29,200,000 PRN        DEFINED    1,2,3      29,200,000
CIENA CORP                    NOTE 0.875% 6/1  171779AE1    5,400 10,800,000 PRN        DEFINED    2,3,4      10,800,000
CIT GROUP INC                 UNIT 99/99/9999  125581405    1,646    280,000 PRN        DEFINED    1,2,3         280,000
CIT GROUP INC                 UNIT 99/99/9999  125581405      706    120,000 PRN        DEFINED    2,3,4         120,000
CIT GROUP INC                 COM              125581908      382    177,500     CALL   DEFINED    1,2,3
CIT GROUP INC                 COM              125581908      156     72,500     CALL   DEFINED    2,3,4
CLEAR CHANNEL OUTDOOR HLDGS   CL A             18451C109    2,805    529,236 SH         DEFINED    1,2,3         529,236
CLEAR CHANNEL OUTDOOR HLDGS   CL A             18451C109    1,202    226,816 SH         DEFINED    2,3,4         226,816
ISTAR FINL INC                FRNT 10/0        45031UBF7      830  2,100,000 PRN        DEFINED    1,2,3       2,100,000
ISTAR FINL INC                FRNT 10/0        45031UBF7      356    900,000 PRN        DEFINED    2,3,4         900,000
LIBERTY MEDIA CORP            DEB 3.750% 2/1   530715AL5   25,988 71,939,000 PRN        DEFINED    1,2,3      71,939,000
LIBERTY MEDIA CORP            DEB 3.750% 2/1   530715AL5    9,937 27,506,000 PRN        DEFINED    2,3,4      27,506,000
LIBERTY MEDIA CORP            DEB 3.500% 1/1   530715AN1    7,148 23,557,000 PRN        DEFINED    1,2,3      23,557,000
LIBERTY MEDIA CORP            DEB 3.500% 1/1   530715AN1    2,562  8,443,000 PRN        DEFINED    2,3,4       8,443,000
M & T BK CORP                 COM              55261F954    8,067    158,400     PUT    DEFINED    1,2,3         158,400
M & T BK CORP                 COM              55261F954    3,137     61,600     PUT    DEFINED    2,3,4          61,600
TENET HEALTHCARE CORP         COM              88033G100    2,003    710,284 SH         DEFINED    1,2,3         710,284
TENET HEALTHCARE CORP         COM              88033G100      818    290,116 SH         DEFINED    2,3,4         290,116
UAL CORP                      DBCV 5.000% 2/0  902549AE4      926  2,205,000 PRN        DEFINED    1,2,3       2,205,000
UAL CORP                      DBCV 5.000% 2/0  902549AE4      334    795,000 PRN        DEFINED    2,3,4         795,000
US BANCORP DEL                COM NEW          902973954    8,969    500,500     PUT    DEFINED    1,2,3         500,500
US BANCORP DEL                COM NEW          902973954    3,575    199,500     PUT    DEFINED    2,3,4         199,500
VERISIGN INC                  SDCV 3.250% 8/1  92343EAD4   11,942 17,924,000 PRN        DEFINED    1,2,3      17,924,000
VERISIGN INC                  SDCV 3.250% 8/1  92343EAD4    4,714  7,076,000 PRN        DEFINED    2,3,4       7,076,000
WELLS FARGO & CO NEW          COM              949746951   16,982    700,000     PUT    DEFINED    1,2,3         700,000
WELLS FARGO & CO NEW          COM              949746951    7,278    300,000     PUT    DEFINED    2,3,4         300,000
YELLOW ROADWAY CORP           NOTE 5.000% 8/0  985577AA3    3,133 12,531,000 PRN        DEFINED    1,2,3      12,531,000
YELLOW ROADWAY CORP           NOTE 5.000% 8/0  985577AA3    1,180  4,720,000 PRN        DEFINED    2,3,4       4,720,000
YELLOW ROADWAY CORP           NOTE 3.375%11/2  985577AB1    5,171 25,857,000 PRN        DEFINED    1,2,3      25,857,000
YELLOW ROADWAY CORP           NOTE 3.375%11/2  985577AB1    2,129 10,643,000 PRN        DEFINED    2,3,4      10,643,000

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